SHAREHOLDERS' EQUITY - Common Stock Shares (Details)				6 Months Ended
	Jan. 11, 2021 Vote $ / shares shares	Jan. 06, 2021 shares	Dec. 16, 2020 shares	Dec. 31, 2020 Vote $ / shares shares	Sep. 30, 2021 Vote $ / shares shares	Sep. 20, 2021 Vote	Jul. 22, 2021 shares	Sep. 30, 2020 $ / shares shares	Jul. 31, 2020 $ / shares shares	Jul. 22, 2020 shares
Class of Stock [Line Items]
common stock subject to possible redemption, issued (in shares)	27,600,000	1,150,000
Ratio to be applied to the stock in the conversion		20		20
Class A Ordinary shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	200,000,000			200,000,000	200,000,000			200,000,000	200,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1			1	1	1
Common shares, shares issued (in shares)	0			0	27,600,000
Common shares, shares outstanding (in shares)	0			0	27,600,000
Class A Common Stock Subject to Redemption
Class of Stock [Line Items]
Class A common stock subject to possible redemption, outstanding (in shares)	27,600,000			0	27,600,000
Class B Ordinary shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	20,000,000			20,000,000	20,000,000			20,000,000	20,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)	6,900,000			6,900,000	6,900,000		8,625,000			8,625,000
Common shares, shares outstanding (in shares)		6,900,000		6,900,000	6,900,000
Aggregate Of Sponsor Shares Surrendered	900,000		2,875,000
Class A common stock subject to possible redemption, outstanding (in shares)		6,900,000
Number Of Shares Subject To Forfeiture		900,000		900,000
Class B Ordinary shares | Over-allotment option
Class of Stock [Line Items]
Number Of Shares Subject To Forfeiture	900,000